Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Key Management Personnel Compensation
Key management personnel compensation of the Group is summarized as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
	thousands	thousands	thousands
Short-term employee benefits	7,942	9,604	8,727
Post-employment benefits	799	1,199	628

	8,741	10,803	9,355

China Telecom Group [member]
Statement [LineItems]
Principal Transactions and Amounts Due From/To Related Parties
The principal transactions with China Telecom Group which were carried out in the ordinary course of business are as follows.

			Year ended December 31,
	Notes		2018	2019	2020
			RMB	RMB	RMB
Construction and engineering services	(i	)	16,396	14,014	15,046
Receiving ancillary services	(ii	)	16,744	18,571	18,903
Interconnection revenues	(iii	)	80	97	54
Interconnection charges	(iii	)	204	183	123
Receiving community services	(iv	)	3,296	3,464	3,682
Net transaction amount of centralized services	(v	)	519	133	268
Property lease income	(vi	)	48	57	45
Property lease related expenses	(vii	)	713	577	581
Addition to right-of-use assets	(vii	)	—	284	335
Interest expense on lease liabilities	(vii	)	—	11	16
Provision of IT services	(viii	)	531	464	556
Receiving IT services	(viii	)	1,895	2,175	2,653
Purchases of telecommunications equipment and materials	(ix	)	3,760	3,538	3,567
Sales of telecommunications equipment and materials	(ix	)	2,760	1,444	2,070
Internet applications channel services	(x	)	298	108	73
Interest on amounts due to and loans from China Telecom Group	(xi	)	2,099	1,485	975
Others	(xii	)	186	189	243
Net deposit by China Telecom Group with Finance Company	(xiii	)	—	4,098	5,728
Interest expense on the deposit by China Telecom Group with Finance Company	(xiii	)	—	7	82

Notes:
(i)	Represent construction and engineering as well as design and supervisory services provided by China Telecom Group.
(ii)	Represent amounts paid and payable to China Telecom Group in respect of ancillary services such as repairs and maintenance of telecommunications equipment and facilities and certain customer services.

(iii)	Represent amounts received and receivable from/paid and payable to China Telecom Group for interconnection of local and domestic long distance calls.

(iv)	Represent amounts paid and payable to China Telecom Group in respect of cultural, educational, health care and other community services.

(v)
Represent net amount shared between the Company and China Telecom Group for costs associated with centralized services. The amount represents amounts received or receivable for the net amount of centralized services.

(vi)	Represent amounts of property lease fee received and receivable from China Telecom Group for leasing of properties.

(vii)
Represent amounts in relation to the leasing of properties from China Telecom Group. Property lease related expenses for the year ended 31 December 2020 include the fee for short-term leases, leases of low-value
assets, variable lease payments not depending on an index or a rate and fee for non-lease
components. Property lease related expenses for the years ended 31 December 2018 and 2019 represent lease fee paid and payable to China Telecom Group.

(viii)	Represent IT services provided to and received from China Telecom Group.

(ix)	Represent the amount of telecommunications equipment and materials purchased from/sold to China Telecom Group and commission paid and payable for procurement services provided by China Telecom Group.

(x)
Represent amounts received and receivable from China Telecom Group in respect of Internet applications channel services, including the provision of telecommunications channel and applications support platform and billing and deduction services, etc.

(xi)	Represent interest paid and payable to China Telecom Group with respect to the amount due to China Telecommunications Corporation and loans from China Telecom Group (Note 19).

(xii)
Represent amounts paid and payable to China Telecom Group primarily for usage of CDMA mobile telecommunications network (“CDMA network”) facilities located in Xizang Autonomous Region, certain inter-provincial transmission optic fibers within its service regions and land use rights.

(xiii)	Represent amounts related to financial services provided by Finance Company to China Telecom Group, including lending services, deposit services and other financial services.

Amounts due from/to China Telecom Group are summarized as follows:

	December 31,
	2019	2020
	RMB	RMB
Accounts receivable	1,188	1,784
Contract assets	27	49
Prepayments and other current assets	1,233	1,189

Total amounts due from China Telecom Group	2,448	3,022

Accounts payable	19,531	19,272
Accrued expenses and other payables	6,069	11,279
Contract liabilities	162	217
Lease liabilities	389	489
Short-term debt	6,621	11,164
Long-term debt	23,300	11,000

Total amounts due to China Telecom Group	56,072	53,421

China Tower [member]
Statement [LineItems]
Principal Transactions and Amounts Due From/To Related Parties
The principal transactions with China Tower are as follows:

			Year ended December 31,
	Notes		2018	2019	2020
			RMB	RMB	RMB
Tower assets lease related expenses	(i	)	16,063	10,543	10,746
Additions of right-of-use assets	(i	)	—	3,735	3,645
Interest expense on lease liabilities	(i	)	—	938	805
Provision of IT services	(ii	)	32	31	31

Notes:
(i)
Represent amounts in relation to the lease of tower assets. Tower assets lease related expenses for the year ended 31 December 2020 includes the variable lease payments not depending on an index or a rate and fee for non-lease
components. Tower assets lease related expenses for the years ended 31 December 2018 and 2019 represent tower assets lease and related fee paid and payable to China Tower.

(ii)	Represent IT and other ancillary services provided to China Tower.
Amounts due from/to China Tower are summarized as follows:

	2019	2020
	RMB	RMB
Accounts receivable	5	23
Prepayments and other current assets	192	138

Total amounts due from China Tower	197	161

Accounts payable	4,312	4,344
Accrued expenses and other payables	1,261	1,192
Contract liabilities	1	3
Lease liabilities	24,474	19,798

Total amounts due to China Tower	30,048	25,337